Supplement dated September 27, 2024
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2024
Effective immediately, each of Columbia International Equity Income ETF, Columbia Research Enhanced Core ETF, Columbia Research Enhanced Real Estate ETF, Columbia Research Enhanced Value ETF, Columbia Short Duration High Yield ETF, Columbia U.S. Equity Income ETF, and Columbia U.S. High Yield ETF are added to the Underlying Funds in which the Fund may invest. Therefore, effective immediately, the changes described in this Supplement are hereby made to the Fund's prospectus.
Table 1 under the heading "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby revised and replaced with the following information:
Table 1. Investment Category Ranges by Fund
Asset Class (Target Ranges set forth in Table 2)	Investment Category	Eligible Underlying Fund*	(Target Allocation Range—Under Normal Market Conditions)**
Equity	U.S. Large Cap	Columbia Contrarian Core Fund	0-35%
		Columbia Disciplined Core Fund	0-35%
		Columbia Disciplined Growth Fund	0-35%
		Columbia Disciplined Value Fund	0-35%
		Columbia Dividend Income Fund	0-35%
		Columbia Dividend Opportunity Fund	0-35%
		Columbia Large Cap Enhanced Core Fund	0-35%
		Columbia Large Cap Growth Fund	0-35%
		Columbia Large Cap Growth Opportunity Fund	0-35%
		Columbia Large Cap Index Fund	0-35%
		Columbia Large Cap Value Fund	0-35%
		Columbia Research Enhanced Core ETF	0-35%
		Columbia Research Enhanced Value ETF	0-35%
		Columbia Select Large Cap Equity Fund	0-35%
		Columbia Select Large Cap Growth Fund	0-35%
		Columbia Select Large Cap Value Fund	0-35%
		Columbia U.S. Equity Income ETF	0-35%
	U.S. Mid and Small Cap	Columbia Acorn Fund	0-35%
		Columbia Mid-Cap Index Fund	0-35%
		Columbia Select Mid Cap Growth Fund	0-35%
		Columbia Select Mid Cap Value Fund	0-35%
	U.S. Small Cap	Columbia Select Small Cap Value Fund	0-35%
		Columbia Small Cap Growth Fund	0-35%
		Columbia Small Cap Index Fund	0-35%
		Columbia Small Cap Value Fund I	0-35%
		Columbia Small Cap Value Fund II	0-35%
	Emerging Market Equities	Columbia Emerging Markets Fund	0-35%
		Columbia Greater China Fund	0-35%
	International Developed Equities	Columbia Acorn International	0-35%
		Columbia Acorn International Select	0-35%
		Columbia Acorn European Fund	0-35%
		Columbia International Dividend Income Fund	0-35%
		Columbia International Equity Income ETF	0-35%
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Asset Class (Target Ranges set forth in Table 2)	Investment Category	Eligible Underlying Fund*	(Target Allocation Range—Under Normal Market Conditions)**
		Columbia Global Value Fund	0-35%
		Columbia Overseas Core Fund	0-35%
		Columbia Overseas Value Fund	0-35%
		Columbia Select Global Equity Fund	0-35%
	Specialty	Columbia Convertible Securities Fund	0-35%
		Columbia Global Technology Growth Fund	0-35%
		Columbia Real Estate Equity Fund	0-35%
		Columbia Research Enhanced Real Estate ETF	0-35%
		Columbia Seligman Technology and Information Fund	0-35%
		Columbia Seligman Global Technology Fund	0-35%
Fixed Income	Government Bonds	Columbia U.S. Treasury Index Fund	0-100%
	U.S. Investment Grade Bonds	Columbia Bond Fund	0-100%
		Columbia Corporate Income Fund	0-100%
		Columbia Quality Income Fund	0-100%
		Columbia Total Return Bond Fund	0-100%
	U.S. High Yield Bonds	Columbia High Yield Bond Fund	0-100%
		Columbia Short Duration High Yield ETF	0-100%
		Columbia U.S. High Yield ETF	0-100%
		Columbia Income Opportunities Fund	0-100%
	Floating Rate	Columbia Floating Rate Fund	0-100%
	Emerging Market Bonds	Columbia Emerging Markets Bond Fund	0-100%
	Multi-Sector Bond	Columbia Diversified Fixed-Income Allocation ETF	0-100%
	Short and Ultrashort Bond	Columbia Limited Duration Credit Fund	0-100%
		Columbia Short Duration Bond ETF	0-100%
		Columbia Short Term Bond Fund	0-100%
		Columbia Ultra Short Term Bond Fund	0-100%
Cash		Columbia Government Money Market Fund	0-15%
		Columbia Short-Term Cash Fund	0-15%
Alternative and Other Strategies		Columbia Commodity Strategy Fund	0-20%
		Columbia Flexible Capital Income Fund	0-20%
		Columbia Mortgage Opportunities Fund	0-20%
		Columbia Multi Strategy Alternatives Fund	0-20%
*
A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix B. A description of the principal risks associated with these Underlying Funds is included in Appendix C. The prospectuses and Statements of Additional Information for the Underlying Funds can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com. Additional information regarding the Underlying Funds may be found in the Statement of Additional Information. Additional Underlying Funds may be added in the future either in addition to, or to replace, current Underlying Funds in an investment category.
**
Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.
The rest of the section remains the same.
The following information is hereby added to "Appendix B" of the Prospectus:
Columbia International Equity Income ETF
Columbia International Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
The Fund principally invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries, other than the U.S.

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The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector and region relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low-risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high-risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced, and what the replacement will be is in the discretion of Columbia Management until the next Investing Rule Reset.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financial services and industrials sectors.
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Core ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced U.S. Equity Index (the Index).
The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Russell 1000® Index, designed to achieve stronger total return when compared to the Russell 1000® Index, which is a broad measure of the performance of U.S. large- and mid-cap growth and value companies. The Index, like the Russell 1000® Index, and therefore the Fund, typically holds only common stocks.
The Index was developed and is sponsored and administered by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is calculated and maintained by FTSE Russell.
The Index is comprised of a subset of the companies within the Russell 1000® Index. With a starting point of the Russell 1000® Index, the Index was designed to reflect the performance of U.S. large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account quality, value and company catalyst factors. The methodology typically results in approximately 325-400 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings. The number of securities in each sector and the Index as a whole may change over time. The Index is reconstituted and rebalanced semi-annually in June and December.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample (large or small quantity) of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Investment Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.

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The methodology applied to select Index holdings and weightings does not set limits on sector or industry exposures. To the extent the Index is concentrated in a sector or industry, the Fund will necessarily be concentrated in that sector or industry. As of October 31, 2023, the Index (and therefore the Fund) was concentrated in the information technology sector.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
Columbia Research Enhanced Real Estate ETF
Columbia Research Enhanced Real Estate ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Lionstone Research Enhanced REIT Index (the Index).
The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Beta Advantage® Lionstone Research Enhanced REIT Index (the Index). The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the component securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the FTSE Nareit All Equity REITs Index (the Starting Universe), which is a broad measure of the performance of publicly listed U.S real estate investment trusts (REITs). The Index is comprised of a subset of the companies within the Starting Universe selected based on a proprietary scoring system that takes into account multiple quantitative factors, including quality, value and company catalyst factors. Like the Starting Universe, the Index and the Fund typically hold only common stocks. The Fund may invest in companies of any size, including small- and mid-cap companies.
The Index was developed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), in collaboration with its real estate investment advisory subsidiary, Lionstone Partners, LLC (Lionstone). The Index is sponsored and administered by Columbia Management, and is calculated by Solactive AG (the Index Calculation Agent).
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
Neither the Investment Manager nor Lionstone provides day-to-day management of the Fund’s assets based on its view of the investment merits of a security, nor do they conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology applied to select Index holdings and weightings does not set limits on sector or industry exposures. To the extent the Index is concentrated in a sector or industry, the Fund will be concentrated in that sector or industry. The Index (and therefore the Fund) will concentrate in the real estate industry.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund replicate the performance of the Index.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Research Enhanced Value ETF
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced U.S. Value Index (the Index).
The Fund is an exchange-traded fund (ETF) that seeks to replicate the performance of the Index. The Fund invests at least 80% of its assets in the securities of the Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Russell 1000® Value Index, designed to achieve stronger total return when compared to the Russell 1000® Value Index, which is a broad measure of the performance of U.S. large- and mid-cap value companies. The Index, like the Russell 1000® Value Index, and therefore the Fund, typically holds only common stocks.
The Index was developed and is sponsored and administered by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is calculated and maintained by FTSE Russell.
The Index is comprised of a subset of the companies within the Russell 1000® Value Index. With a starting point of the Russell 1000® Value Index, the Index was designed to reflect the performance of U.S. large- and mid-cap value companies through the application of a rules-based methodology that takes into account quality, value and company catalyst factors. The methodology typically results in approximately 250-290 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.

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The number of securities in each sector and the Index as a whole may change over time. The Index is reconstituted and rebalanced semi-annually in June and December. The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample (large or small quantity) of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Investment Manager does not provide day-to-day management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology applied to select Index holdings and weightings does not set limits on sector or industry exposures. To the extent the Index is concentrated in a sector or industry, the Fund will necessarily be concentrated in that sector or industry. As of October 31, 2023, the Index (and therefore the Fund) was concentrated in the financial services sector.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.
The Fund may also invest in exchange-traded funds (ETFs).
Columbia Short Duration High Yield ETF
Columbia Short Duration High Yield ETF (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds). These high yield debt instruments include corporate debt securities as well as floating rate loans rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality.
The Fund may also invest in investment grade debt instruments and in debt instruments of foreign issuers.
Corporate debt instruments in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Floating rate loans, which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be five years or less, and its duration will be three years or less.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia U.S. Equity Income ETF
Columbia U.S. Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. companies.
The Fund principally invests in common stocks. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in U.S. large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing

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its material ESG risks and opportunities with low-risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high-risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced, and what the replacement will be is in the discretion of Columbia Management until the next Investing Rule Reset.
Columbia U.S. High Yield ETF
Columbia U.S. High Yield ETF (the Fund) seeks to provide shareholders with a high level of current income.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds) issued by U.S. companies. These high yield debt instruments are rated below investment grade by nationally recognized statistical rating organizations (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by S&P Global Ratings or Fitch Ratings, Inc.), or if unrated, determined by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. The Fund’s investments are deemed to be “U.S.” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, the location of a majority of its assets or other factors.
Corporate debt instruments in which the Fund invests may be secured or unsecured, typically with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The rest of the section remains the same.
The following information is hereby added to "Appendix C" of the Prospectus:
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ and such data may be based on proprietary research, based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
New Fund Risk. The Fund is a newly formed ETF. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.
Regulatory Risk – U.S. Banking Law. Ameriprise Financial, Inc. is subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owner’s Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products or, alternatively, require that certain investment and/or trading limitations be applied to the Fund. Due to the level of ownership by the Investment Manager and/or its affiliates in the Fund, the Fund may be limited in its ability to buy

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and sell securities under certain circumstances, such as within a short time frame in pursuit of short-term profits. This could have a negative impact on the Fund’s ability to implement its investment objective. If the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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